Investment Objectives and Goals	Aug. 28, 2025
Steward Covered Call Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Steward Covered Call Income Fund
Objective, Primary [Text Block]	Investment Objective: Dividend income and options premium income, with the potential for capital appreciation and less volatility than the broad equity market.
Steward Equity Market Neutral Fund
Prospectus [Line Items]
Risk/Return [Heading]	Steward Equity Market Neutral Fund
Objective, Primary [Text Block]	Investment Objective: Long-term capital appreciation independent of the U.S. equity market.
Steward Global Equity Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Steward Global Equity Income Fund
Objective, Primary [Text Block]	Investment Objective: Current income along with growth of capital.
Steward Values Enhanced International Fund
Prospectus [Line Items]
Risk/Return [Heading]	Steward Values Enhanced International Fund (formerly, Steward International Enhanced Index Fund)
Objective, Primary [Text Block]	Investment Objective: Long-term capital appreciation.
Steward Large Cap Core Fund
Prospectus [Line Items]
Risk/Return [Heading]	Steward Large Cap Core Fund
Objective, Primary [Text Block]	Investment Objective: Long-term capital appreciation.
Steward Large Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Steward Large Cap Growth Fund
Objective, Primary [Text Block]	Investment Objective: Long-term capital appreciation.
Steward Large Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Steward Large Cap Value Fund
Objective, Primary [Text Block]	Investment Objective: Long-term capital appreciation.
Steward Select Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Steward Select Bond Fund
Objective, Primary [Text Block]	Investment Objective: To provide high current income with capital appreciation.
Steward Values Enhanced Large Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	Steward Values Enhanced Large Cap Fund
Objective, Primary [Text Block]	Investment Objective: Long-term capital appreciation.
Steward Values Enhanced Small-Mid Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	Steward Values Enhanced Small-Mid Cap Fund
Objective, Primary [Text Block]	Investment Objective: Long-term capital appreciation.